Contingencies - Additional Information (Detail) $ in Millions			12 Months Ended
	Feb. 29, 2024	Apr. 30, 2019	Dec. 31, 2024 USD ($)	Nov. 15, 2024 t	Oct. 31, 2021 t
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities | $			$ 178
Percentage of entity's revenue	75.00%
Lease contract for a period			21 years
United States [member]
Disclosure of Commitments and Contingencies [Line Items]
Accrued environmental remediation liabilities | $			$ 37
CI Calizas [member]
Disclosure of Commitments and Contingencies [Line Items]
Percentage of entity's revenue		0.90%
Proportion of ownership interests held by non-controlling interests			28.00%
Zomam [member]
Disclosure of Commitments and Contingencies [Line Items]
Concentration Risk Percentage		0.30%
Percentage of entity's revenue		0.80%
Percentage of Recovery Amount			32.60%
CEMEX Colombia [Member]
Disclosure of Commitments and Contingencies [Line Items]
Number of raw materials used for production | t				1,500,000	1.3
Proportion of ownership interests held by non-controlling interests			72.00%
Top of range [member] | United Kingdom [member]
Disclosure of Commitments and Contingencies [Line Items]
Environmental expenditure assessment and quantification period from the date of closure, maximum			60 years
Bottom of range [member] | CEMEX Colombia [Member]
Disclosure of Commitments and Contingencies [Line Items]
Number of raw materials used for production | t				990